Note 43 - Condensed Statement of Cash Flows (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Cash Flows (Deutsche Bank Parent) [Line Items]
Net cash provided by (used in) operating activities	€ 5,231	€ 5,522	€ (12,829)
Cash flows from investing activities, Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income	14,245	13,307	49,020
Maturities of financial assets at fair value through other comprehensive income	13,769	15,847	18,646
Sale of debt securities held to collect at amortized cost	0	0	30
Maturities of debt securities held to collect at amortized cost	6,702	5,585	4,743
Sale of investments in associates	20	117	21
Sale of property and equipment	28	7	93
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income	(32,017)	(34,484)	(42,011)
Debt Securities held to collect at amortized cost	(3,920)	(15,780)	(5,922)
Investments in associates	(60)	(97)	(8)
Property and equipment	(327)	(237)	(464)
Net change in investments in subsidiaries	(35)	622	1,516
Other, net	(1,199)	(1,066)	(965)
Net cash provided by (used in) investing activities	(2,794)	(16,180)	24,698
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt	1,396	2,672	1,099
Repayments and extinguishments of subordinated long-term debt	(1,407)	(42)	(25)
Principal portion of lease payments	(395)	(445)	(462)
Purchases of treasury shares, Cash Flows	(857)	(695)	(346)
Sale of treasury shares	395	0	35
Additional Equity Components (AT1) issued	0	2,000	2,500
Additional Equity Components (AT1) repaid	0	(1,750)	0
Purchases of Additional Equity Components (AT1)	(356)	(759)	(1,230)
Sale of Additional Equity Components (AT1)	415	785	1,210
Coupon on additional equity components, pre tax	(498)	(479)	(363)
Cash dividends paid	(610)	(406)	0
Net cash provided by (used in) financing activities	(1,918)	879	2,417
Net effect of exchange rate changes on cash and cash equivalents	(791)	2,378		€ 755
Net increase (decrease) in cash and cash equivalents	(273)	(7,400)	15,042
Cash and cash equivalents at beginning of period	137,341	144,741	129,699
Cash and cash equivalents at end of period	137,068	137,341	144,741	129,699
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net	196	464	13
Interest paid	24,360	8,736	5,182
Interest received	38,161	19,415	13,288
Dividend received	2,053	1,391	1,468
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)	132,547	131,763	138,800
Interbank balances (w/o central banks) (not included: time deposits with banks)	4,521	5,578	5,941
Cash and cash equivalents	€ 137,068	€ 137,341	€ 144,741	€ 129,699